Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2015
Prospectus

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Edward Robertson (portfolio manager) has managed Somerset Capital's portion of the fund's assets since 2015.

The following information supplements existing information found in the "Fund Management" section on page 19.

Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA, has been retained to serve as a sub-adviser for the fund. As of April 30, 2015, Somerset Capital had approximately $7.3 billion in discretionary assets under management. Somerset Capital provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section on page 19.

Somerset Capital

Edward Robertson, a partner of Somerset Capital, serves as portfolio manager for Somerset Capital's portion of the fund's assets, which he has managed since 2015. He co-founded Somerset Capital in 2007 and has served as a portfolio manager since inception.

SAE-15-02  June 15, 2015
1.922892.104

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2015
Prospectus

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Acadian, M&G, Pyramis, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found in the "Fund Management" section on page 26.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-15-02  June 15, 2015
1.948110.105

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class F
April 29, 2015
Prospectus

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Acadian, M&G, Pyramis, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found in the "Fund Management" section on page 20.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-F-15-02  June 15, 2015
1.965096.102

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 29, 2015
Prospectus

At a meeting held on June 4, 2015, the Board of Trustees approved the appointment of Somerset Capital Management LLP (Somerset Capital) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), M&G Investment Management Limited (M&G), Pyramis Global Advisors, LLC (Pyramis), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Acadian, M&G, Pyramis, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

The following information replaces the similar information found in the "Fund Management" section on page 21.

The Adviser has currently retained Acadian, at 260 Franklin Street, Boston, Massachusetts 02110, M&G, at Laurence Pountney Hill, London EC4R 0HH, Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, and Somerset Capital, at 110 Buckingham Palace Road, London SW1W 9SA to serve as sub-advisers for the fund. The Adviser currently employs a fund of funds investment structure for the fund. As a result, no portion of the fund's assets has been allocated to a sub-adviser. However, the Adviser may allocate assets to one or more sub-advisers in the future, pursuant to the terms of the Exemptive Order described above.

RMF-L-RMF-N-15-02  June 15, 2015
1.9864364.101